Restricted cash (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Restricted cash		R$ 37,474	R$ 28,467
Agreementwiththe Sao Paulo Municipal Government [Member]
IfrsStatementLineItems [Line Items]
Restricted cash	[1]	30,231	21,464
Brazilian Federal Savings Bank Escrow Deposites [Member]
IfrsStatementLineItems [Line Items]
Restricted cash		433	740
Other One [Member]
IfrsStatementLineItems [Line Items]
Restricted cash		R$ 6,810	R$ 6,263

[1]	Refers to the amount deducted from the transfer 7.5% of the revenue earned in the municipality to the Municipal Fund for Environmental Sanitation and Infrastructure, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with the municipal government of São Paulo.